PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
A.	Property and equipment, net consists of the following:

	US dollars
	December 31,
(in thousands)	2019	2018
Cost :
Operating equipment (*)	59,888	59,074
Office furniture, equipment and computers	48,572	42,754
Land	1,914	1,879
Buildings	6,453	6,415
Vehicles	8,753	7,910
Leasehold improvements	8,208	7,410
	133,788	125,442
Less – accumulated depreciation and amortization (**)	(84,922)	(74,982)
Total property and equipment, net	48,866	50,460

(*)	As of December 31, 2019 and 2018, an amount of US$ 36.3 million and US$ 28.8 million is subject to operating lease transactions, respectively.

(**)	As of December 31, 2019 and 2018, an amount of US$ 20.2 million and US$ 13.0 million is subject to operating lease transactions, respectively.